Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to goodwill		$ 30,618	$ 194,612
Impairment charge related to intangible assets	$ 16,073	443	230
Impairment charge related to Property, plant and equipment	42,846	(104)	$ 67,624
Property, plant and equipment pledged as security for outstanding bank loans and other payables	514,625	$ 660,960
Other segments | Spain
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to intangible assets	13,947
Impairment charge related to Property, plant and equipment	40,537
Other segments | Spain | Land and buildings
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to Property, plant and equipment	$ 39,101